CONDENSED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at the beginning at Sep. 22, 2020	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 22, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	25,000	$ 575	24,425
Issuance of common stock to Sponsor (in shares)		5,750,000
Sale of 23,000,000 Units, net of underwriting discount and offering expenses	205,460,105	$ 2,300	205,457,805
Sale of 23,000,000 Units, net of underwriting discount and offering expenses (in shares)		23,000,000
Common stock subject to possible redemption	$ (197,991,430)	$ (1,980)	(197,989,450)	0
Common stock subject to possible redemption (in shares)	(19,978,262)	(19,801,982)
Net loss	$ (2,493,666)		0	(2,493,666)
Balance at the end at Dec. 31, 2020	5,000,009	$ 895	7,492,780	(2,493,666)
Balance at the end (in shares) at Dec. 31, 2020		8,948,018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to redemption	51,352,960	$ 514	51,352,446
Change in value of common stock subject to redemption (in shares)		5,138,135
Net loss	(51,352,965)			(51,352,965)
Balance at the end at Mar. 31, 2021	$ 5,000,004	$ 1,409	$ 58,845,226	$ (53,846,631)
Balance at the end (in shares) at Mar. 31, 2021		14,086,153